LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LOAN FROM SHAREHOLDER
Schedule of Long term loans from financial institutions
	For the year ended December 31
	2024	2023
Long term loans from financial institutions	67,691	59,792
Accrued interest (see Note 10)	2,823	-